Schwab Investments
Schwab Global Real Estate Fund

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 4.3%
Abacus Property Group	449,672	1,143,636
Dexus	926,878	7,326,456
Goodman Group	17,780	310,336
Stockland	1,409,591	4,351,814
The GPT Group	236,200	881,318
		14,013,560

Austria 0.1%
IMMOFINANZ AG *	15,938	370,815

Brazil 0.5%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	338,323	818,448
Even Construtora e Incorporadora S.A.	609,600	666,870
		1,485,318

Canada 2.6%
Artis Real Estate Investment Trust	440,788	3,826,638
Boardwalk Real Estate Investment Trust	113,351	4,720,555
		8,547,193

China 5.0%
Central China Real Estate Ltd.	3,757,000	529,969
China Resources Land Ltd.	164,000	685,145
China Vanke Co., Ltd., H Shares	440,800	1,000,027
CIFI Holdings Group Co., Ltd.	1,180,000	643,114
Gemdale Properties & Investment Corp., Ltd.	7,487,226	718,372
Kerry Properties Ltd.	1,300,000	3,380,440
Longfor Group Holdings Ltd.	522,454	2,479,967
Shimao Group Holdings Ltd.	208,500	240,293
Sunac China Holdings Ltd.	1,116,000	2,001,362
Yuexiu Property Co., Ltd.	4,792,800	4,473,792
		16,152,481

France 1.6%
ICADE	42,827	3,041,722
Mercialys S.A.	195,328	1,824,201
Unibail-Rodamco-Westfield *	6,934	456,400
		5,322,323

Germany 3.6%
DIC Asset AG	123,940	2,025,426
LEG Immobilien SE	17,231	2,410,973
Sirius Real Estate Ltd.	130,538	236,509
SECURITY	NUMBER OF SHARES	VALUE ($)
TAG Immobilien AG	105,329	2,919,272
Vonovia SE	75,218	4,174,300
		11,766,480

Guernsey 0.3%
BMO Commercial Property Trust Ltd.	634,061	852,760

Hong Kong 2.9%
Champion REIT	2,107,726	1,089,271
CK Asset Holdings Ltd.	466,560	2,668,731
Great Eagle Holdings Ltd.	102,000	258,877
K Wah International Holdings Ltd.	2,195,000	847,448
Link REIT	239,873	2,079,403
Sino Land Co., Ltd.	190,135	226,365
Sun Hung Kai Properties Ltd.	150,000	1,826,502
Swire Properties Ltd.	111,600	264,884
		9,261,481

Italy 0.2%
Immobiliare Grande Distribuzione SIIQ S.p.A. *	160,424	627,988

Japan 9.0%
Activia Properties, Inc.	103	392,921
Aeon Mall Co., Ltd.	120,657	1,709,002
Daiwa Office Investment Corp.	132	832,429
Daiwa Securities Living Investments Corp.	3,249	3,136,257
Goldcrest Co., Ltd.	84,100	1,106,390
Hankyu Hanshin REIT, Inc.	1,094	1,527,676
Heiwa Real Estate Co., Ltd.	44,700	1,339,757
Hulic REIT, Inc.	2,141	3,153,502
Japan Excellent, Inc.	1,571	1,843,846
Japan Logistics Fund, Inc.	444	1,233,388
Kenedix Office Investment Corp.	228	1,388,105
Kenedix Retail REIT Corp.	619	1,532,177
Mitsubishi Estate Co., Ltd.	192,748	2,649,108
Mitsui Fudosan Co., Ltd.	5,506	113,177
Nippon Building Fund, Inc.	246	1,520,262
NIPPON REIT Investment Corp.	953	3,547,174
Starts Proceed Investment Corp.	8	15,932
Sumitomo Realty & Development Co., Ltd.	15,170	473,182
Tokyo Tatemono Co., Ltd.	90,000	1,274,048
Tokyu REIT, Inc.	125	205,648
		28,993,981

Luxembourg 1.2%
Aroundtown S.A.	238,653	1,429,974
Grand City Properties S.A.	98,231	2,328,335
		3,758,309

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mexico 0.2%
Macquarie Mexico Real Estate Management S.A. de C.V.	528,955	609,806

Netherlands 0.1%
NSI N.V.	4,909	194,020

New Zealand 0.1%
Kiwi Property Group Ltd.	363,054	285,685

Philippines 0.4%
Megaworld Corp. (a)	9,641,900	600,152
Robinsons Land Corp. (a)	1,965,500	708,603
		1,308,755

Singapore 2.5%
AIMS APAC REIT	672,700	690,176
ARA LOGOS Logistics Trust	1,582,700	1,032,843
Ascendas Real Estate Investment Trust	979,047	2,092,342
Cromwell European Real Estate Investment Trust	91,100	259,325
ESR-REIT	3,042,583	1,047,975
UOL Group Ltd.	605,836	3,045,186
Yanlord Land Group Ltd.	26,200	20,876
		8,188,723

Spain 0.2%
Merlin Properties Socimi S.A.	72,439	808,387

Sweden 4.4%
Atrium Ljungberg AB, B Shares	73,775	1,639,899
Dios Fastigheter AB	424,961	5,402,177
Fastighets AB Balder, B Shares *	6,235	465,736
Nyfosa AB	34,836	640,829
Samhallsbyggnadsbolaget i Norden AB	844,839	6,169,366
		14,318,007

United Arab Emirates 0.9%
Emaar Properties PJSC	2,291,756	2,925,229

United Kingdom 4.7%
LondonMetric Property plc	106,626	384,632
LXI REIT plc	1,015,049	1,995,247
Regional REIT Ltd.	284,678	334,847
Safestore Holdings plc	359,228	6,358,922
Tritax Big Box REIT plc	1,657,843	5,239,734
Tritax Eurobox plc	628,461	896,001
		15,209,383

United States 54.3%
American Finance Trust, Inc.	370,222	2,939,563
American Homes 4 Rent, Class A	191,014	7,657,751
American Tower Corp.	10,815	2,838,721
Apple Hospitality REIT, Inc.	324,246	4,870,175
Armada Hoffler Properties, Inc.	71,079	991,552
Braemar Hotels & Resorts, Inc. *	158,497	691,047
Brixmor Property Group, Inc.	38,325	871,510
CareTrust REIT, Inc.	246,638	4,984,554
Centerspace	5,300	541,607
Chatham Lodging Trust *	116,605	1,388,766
SECURITY	NUMBER OF SHARES	VALUE ($)
Corporate Office Properties Trust	44,847	1,150,774
Crown Castle International Corp.	22,235	4,038,988
CubeSmart	6,044	325,892
Digital Realty Trust, Inc.	25,270	4,238,790
Duke Realty Corp.	74,410	4,340,335
EastGroup Properties, Inc.	9,919	2,020,500
EPR Properties	14,300	659,516
Equinix, Inc.	9,132	7,417,010
Equity LifeStyle Properties, Inc.	39,988	3,251,024
Equity Residential	19,256	1,642,729
Extra Space Storage, Inc.	23,940	4,788,000
First Industrial Realty Trust, Inc.	15,165	916,118
Gaming & Leisure Properties, Inc.	92,102	4,155,642
Getty Realty Corp.	155,772	4,755,719
Global Net Lease, Inc.	87,229	1,238,652
Healthcare Realty Trust, Inc.	181,470	5,683,640
Healthcare Trust of America, Inc., Class A	300	10,188
Host Hotels & Resorts, Inc. *	71,163	1,117,259
Invitation Homes, Inc.	236,565	9,566,689
Life Storage, Inc.	10,962	1,448,519
Mid-America Apartment Communities, Inc.	48,127	9,926,194
National Retail Properties, Inc.	39,675	1,749,667
National Storage Affiliates Trust	103,764	6,369,034
Omega Healthcare Investors, Inc.	80,704	2,254,870
Paramount Group, Inc.	87,600	697,296
Physicians Realty Trust	18,981	338,431
Piedmont Office Realty Trust, Inc., Class A	334,276	5,809,717
Plymouth Industrial REIT, Inc.	17,938	533,656
Prologis, Inc.	124,233	18,728,125
PS Business Parks, Inc.	27,595	4,834,644
Public Storage	23,474	7,684,918
Retail Value, Inc.	92,800	564,224
Sabra Health Care REIT, Inc.	66,604	861,190
SBA Communications Corp.	13,006	4,471,463
Simon Property Group, Inc.	46,508	7,108,283
SITE Centers Corp.	143,859	2,166,517
SL Green Realty Corp.	43,744	3,037,146
Tanger Factory Outlet Centers, Inc.	30,589	605,968
UMH Properties, Inc.	131,445	3,033,751
Universal Health Realty Income Trust	11,708	651,784
Urstadt Biddle Properties, Inc., Class A	37,600	709,888
VICI Properties, Inc.	61,407	1,670,270
Whitestone REIT	95,464	883,997
		175,232,263
Total Common Stocks (Cost $285,539,665)		320,232,947

RIGHTS 0.0% OF NET ASSETS

China 0.0%
CIFI Holdings Group Co., Ltd.
expires 12/20/21, strike HKD 4.00 *(a)	59,000	1,892
Total Rights (Cost $0)		1,892

ISSUER	FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
Brown Brothers Harriman & Co.
AUD
(0.12%), 12/01/21 (b)(c)	7,957	5,672
SGD
0.01%, 12/01/21 (b)	12,783	9,368

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

ISSUER	FACE AMOUNT	VALUE ($)
Citibank NA
GBP
0.01%, 12/01/21 (b)	4,292	5,708
Skandinaviska Enskilda Banken AB
USD
0.01%, 12/01/21 (b)	2,165,424	2,165,424
		2,186,172
Total Short-Term Investments (Cost $2,186,172)		2,186,172
Total Investments in Securities (Cost $287,725,837)		322,421,011

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(c)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
GBP —	British Pound
HKD —	Hong Kong Dollar
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$186,876,987	$—	$—	$186,876,987
Australia	—	14,013,560	—	14,013,560
Austria	—	370,815	—	370,815
China	1,173,083	14,979,398	—	16,152,481
France	—	5,322,323	—	5,322,323
Germany	—	11,766,480	—	11,766,480
Guernsey	—	852,760	—	852,760
Hong Kong	1,089,271	8,172,210	—	9,261,481
Italy	—	627,988	—	627,988
Japan	1,233,388	27,760,593	—	28,993,981
Luxembourg	—	3,758,309	—	3,758,309
New Zealand	—	285,685	—	285,685
Philippines	—	—	1,308,755	1,308,755
Singapore	1,997,476	6,191,247	—	8,188,723
Sweden	1,639,899	12,678,108	—	14,318,007
United Arab Emirates	—	2,925,229	—	2,925,229
United Kingdom	9,250,170	5,959,213	—	15,209,383
Rights[1]	—	—	1,892	1,892
Short-Term Investments[1]	—	2,186,172	—	2,186,172
Total	$203,260,274	$117,850,090	$1,310,647	$322,421,011

[1]	As categorized in the Portfolio Holdings.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (Unaudited)

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (Unaudited) (continued)

transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025NOV21